FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Summary of the Company's financial assets and liabilities measured and recorded at fair value on recurring basis

	As of December 31, 2020				As of December 31, 2021
	Fair Value Measurement at the Reporting Date				Fair Value Measurement at the Reporting Date
	using				using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Contingent consideration-current	—	—	(407)	(407)	—	—	—	—
Contingent consideration-non-current			(1,652)	(1,652)	—	—	—	—
Total-Contingent consideration	$—	$—	$(2,059)	$(2,059)	$—	$—	$—	$—
Total	$—	$—	$(2,059)	$(2,059)	$—	$—	$—	$—

Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3

Amounts
Balance at January 1, 2020	$1,032
Fair value change	1,027
Exchange difference	—
Balance at December 31, 2020	$2,059
Fair value change	(1,115)
Settle with shares of Kaixin held by the Company	(944)
Exchange difference	—
Balance at December 31, 2021	$—